Shareholder Report, Average Annual Return (Details) 197209_Pacer Data - Infrastructure Real Estate ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	96 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Pacer Data & Infrastructure Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer Data & Infrastructure Real Estate ETF NAV
Average Annual Return, Percent	17.60%	0.55%	6.90%
Solactive GPR Data & Infrastructure Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GPR Data & Infrastructure Real Estate Index
Average Annual Return, Percent	18.34%	3.17%	9.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	14.91%
FTSE NAREIT All Equity REITS Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITS Total Return Index
Average Annual Return, Percent	14.89%	4.13%	7.56%